Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	PEO
	Summary Compensation Table Total(1)			Compensation Actually Paid(2)			Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Fixed Investment from 12/31/19			Company-Selected Performance Measure
Year	PEO 1 Nitin Mhatre ($)	PEO 2 Sean Gray ($)	PEO 3 Richard Marotta ($)	PEO 1 Nitin Mhatre ($)	PEO 2 Sean Gray ($)	PEO 3 Richard Marotta ($)			Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income ($M)	Operating ROTCE(7)
2023	2,633,381	N/A	N/A	1,658,299	N/A	N/A	907,631	635,368	85.10	115.64	69,598	8.03%
2022	2,609,600	N/A	N/A	2,984,797	N/A	N/A	957,688	987,755	99.13	116.10	92,533	8.94%
2021	2,292,852	1,813,456	N/A	2,947,138	2,662,478	N/A	616,334	643,915	92.51	124.74	118,664	7.74%
2020	N/A	1,493,453	5,301,126	N/A	804,428	3,646,629	621,554	350,331	54.70	91.29	(533,017)	3.18%

Company Selected Measure Name	Return on Tangible Common Equity
Named Executive Officers, Footnote	The dollar amounts reported for the PEOs Mr. Mhatre, Mr. Gray and Mr. Marotta under “Summary Compensation Table Total” are the amounts of total compensation reported for those persons for each corresponding year in the “Total” column of the Summary Compensation Table.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: KBW NASDAQ Regional Banking Index. The measurement period is from December 31, 2019.
PEO Total Compensation Amount	$ 2,633,381
PEO Actually Paid Compensation Amount	$ 1,658,299
Adjustment To PEO Compensation, Footnote

	PEO	Average Non-PEO NEOs
	2023	2023
Total Compensation as reported in Summary Compensation Table (SCT)	$2,633,381	$907,631
Pension values reported in SCT	—	—
Fair value of equity awards granted during fiscal year	(905,934)	(227,588)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—
Fair value of equity compensation granted and vested in current year—value at vesting date	—	—
Fair value of equity compensation granted and outstanding in current year—value at year-end	677,929	186,561
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	4,274	(2,660)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(751,351)	(147,170)
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	(81,406)
Compensation Actually Paid to NEOs	$1,658,299	$635,368

Non-PEO NEO Average Total Compensation Amount	$ 907,631	$ 957,688	$ 616,334	$ 621,554
Non-PEO NEO Average Compensation Actually Paid Amount	$ 635,368	987,755	643,915	350,331
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported under Average Summary Compensation Total for non-PEO NEOs represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding any individual serving as our CEO during such year) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Sean Gray, David Rosato, James Brown, Gregory Lindenmuth, and Brett Brbovic); (ii) for 2022, Sean Gray, Brett Brbovic, George Bacigalupo, Gregory Lindenmuth, and Subhadeep Basu; (iii) for 2021, Subhadeep Basu, George Bacigalupo, Gregory Lindenmuth, Deborah Stephenson and James Moses; and (iv) for 2020, James Moses, George Bacigalupo, Gregory Lindenmuth, and Tami Gunsch.
(4)    The dollar amounts reported under Average Compensation Actually Paid for non-PEO NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year.

	PEO	Average Non-PEO NEOs
	2023	2023
Total Compensation as reported in Summary Compensation Table (SCT)	$2,633,381	$907,631
Pension values reported in SCT	—	—
Fair value of equity awards granted during fiscal year	(905,934)	(227,588)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—
Fair value of equity compensation granted and vested in current year—value at vesting date	—	—
Fair value of equity compensation granted and outstanding in current year—value at year-end	677,929	186,561
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	4,274	(2,660)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(751,351)	(147,170)
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	(81,406)
Compensation Actually Paid to NEOs	$1,658,299	$635,368

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Operating ROTCE
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and TSR
Tabular List, Table	•Operating Return on Tangible Common Equity •Operating Return on Assets •Operating Pre-tax Pre-Provision Net Revenue •Net Charge-offs/Average Loans
Total Shareholder Return Amount	$ 85.10	99.13	92.51	54.70
Peer Group Total Shareholder Return Amount	115.64	116.10	124.74	91.29
Net Income (Loss)	$ 69,598,000	$ 92,533,000	$ 118,664,000	$ (533,017,000)
Company Selected Measure Amount	0.0803	0.0894	0.0774	0.0318
PEO Name	Mr. Mhatre
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period which is December 31, 2019.
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Return on Tangible Common Equity
Non-GAAP Measure Description	Operating Return on Tangible Common Equity is based on earnings on an operating basis as adjusted for notable items as disclosed in Appendix A. The specific measure used is the Operating Return on Tangible Common Equity, excluding unrealized losses on AFS securities.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Return on Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Pre-tax Pre-Provision Net Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Net Charge-offs/Average Loans
Nitin Mhatre [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,633,381	$ 2,609,600	$ 2,292,852
PEO Actually Paid Compensation Amount	1,658,299	$ 2,984,797	2,947,138
PEO Name		Mr. Mhatre
Sean Gray [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,813,456	$ 1,493,453
PEO Actually Paid Compensation Amount			$ 2,662,478	$ 804,428
PEO Name			Mr. Gray	Mr. Gray
Richard Marotta [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 5,301,126
PEO Actually Paid Compensation Amount				$ 3,646,629
PEO Name				Mr. Marotta
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(905,934)
PEO | Pension Adjustments, Amendments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Compensation Granted And Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Compensation Granted And Outstanding During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	677,929
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,274
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(751,351)
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(227,588)
Non-PEO NEO | Pension Adjustments, Amendments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Compensation Granted And Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Compensation Granted And Outstanding During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	186,561
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,660)
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(147,170)
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (81,406)